Intangible assets, net - Future Amortization Expenses (Details) € in Millions	Dec. 31, 2025 EUR (€)
Goodwill and Intangible Assets Disclosure [Abstract]
2026	€ 116.6
2027	113.6
2028	90.8
2029	59.4
2030	54.4
Thereafter	51.0
Total	€ 485.8